Mineral Licenses, Goodwill and Other Intangible Assets - Schedule of Mineral Licenses, Goodwill and Other Intangible Assets (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	₽ 9,609	₽ 12,843	₽ 16,039
Ending balance	9,612	9,609	12,843
Goodwill [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	33,001	32,911	32,968
Exchange differences on translation of foreign operations	3	90	(57)
Ending balance	33,004	33,001	32,911
Goodwill [member] | Depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(23,392)	(20,068)	(16,929)
Impairment		(3,324)	(3,139)
Ending balance	(23,392)	(23,392)	(20,068)
Mineral licenses [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	18,458	31,075	32,068
Ending balance	17,741	18,458	31,075
Mineral licenses [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	42,772	55,618	55,618
Disposal		(1,023)
Discontinued operations (Note 24)		(11,823)
Ending balance	42,772	42,772	55,618
Mineral licenses [member] | Depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(24,314)	(24,543)	(23,550)
Impairment			(6)
Amortisation	(717)	(921)	(987)
Disposal		1,023
Discontinued operations (Note 24)		127
Ending balance	(25,031)	(24,314)	(24,543)
Other intangible assets [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	852	924	976
Ending balance	812	852	924
Other intangible assets [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,019	1,103	1,133
Additions		20	18
Disposal	(3)	(125)	(50)
Discontinued operations (Note 24)		(9)
Exchange differences on translation of foreign operations	2	30	2
Ending balance	1,018	1,019	1,103
Other intangible assets [member] | Depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(167)	(179)	(157)
Amortisation	(43)	(46)	(61)
Disposal	3	68	38
Discontinued operations (Note 24)		2
Exchange differences on translation of foreign operations		(12)	1
Ending balance	(206)	(167)	(179)
Licenses and software [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	307	224	253
Ending balance	260	307	224
Licenses and software [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	831	622	605
Additions	98	182	84
Disposal	(9)	(5)	(52)
Exchange differences on translation of foreign operations	(7)	32	(15)
Ending balance	913	831	622
Licenses and software [member] | Depreciation, amortisation and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(524)	(398)	(352)
Amortisation	(138)	(94)	(64)
Disposal	2		3
Exchange differences on translation of foreign operations	7	(32)	15
Ending balance	₽ (653)	₽ (524)	₽ (398)